EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 6, 2018 (Accession No. 0001193125-18-185678), to the Prospectus and Statement of Additional Information dated October 2, 2017, for Xtrackers High Yield Corporate Bond – Interest Rate Hedged ETF, Xtrackers Investment Grade Bond – Interest Rate Hedged ETF, Xtrackers Emerging Markets Bond – Interest Rate Hedged ETF and Xtrackers Municipal Infrastructure Revenue Bond ETF, each a series of DBX ETF Trust.